Components of Accumulated Other Comprehensive Income (Loss) and Related Changes, Net of Taxes (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity transaction with noncontrolling interests and other, taxes			¥ 4,371
Other comprehensive income (loss) before reclassifications, taxes	(326,085)	(195,705)	(5,071)
Reclassifications, taxes	527	(21,832)	(26,322)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, taxes	(25,139)	(12,664)	7,948
Unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity transaction with noncontrolling interests and other, taxes			(505)
Other comprehensive income (loss) before reclassifications, taxes	(255,959)	(176,417)	(62,466)
Reclassifications, taxes	5,209	(17,497)	(20,788)
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity transaction with noncontrolling interests and other, taxes			4,876
Other comprehensive income (loss) before reclassifications, taxes	(44,987)	(6,624)	49,447
Reclassifications, taxes	¥ (4,682)	¥ (4,335)	¥ (5,534)